Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee Benefit Plans
Employee Benefit Plans
Deferred Compensation Plan—We administer a non-qualified DCP for certain executive officers. The plan allows participants to defer up to 100% of their base salary and bonus and select an investment fund for measurement of the deferred compensation obligation. For the periods the DCP was administered by Ashford Trust, the participants elected Ashford Trust common stock as their investment option. In accordance with the applicable authoritative accounting guidance, the deferred amounts and any dividends earned received equity treatment and were included in additional paid-in capital. In connection with our spin-off and the assumption of the DCP obligation by the Company, the DCP was modified to give the participants various investment options, including Ashford Inc. common stock, for measurement that can be changed by the participant at any time. These modifications resulted in the DCP obligation being recorded as a liability in accordance with the applicable authoritative accounting guidance. Distributions under the DCP are made in cash, unless the participant has elected Ashford Inc. common stock as the investment option, in which case any such distributions would be made in Ashford Inc. common stock. Additionally, the DCP obligation is carried at fair value with changes in fair value reflected in “salaries and benefits” in our consolidated statements of operations.
The following table summarizes the DCP activity (in thousands):

	Year Ended December 31,
	2018	2017	2016
Change in fair value
Unrealized gain (loss)	$8,444	$(10,410)	$2,127

Distributions
Fair value (1)	$241	$229	$—
Shares (1)	3	3	—
________
(1) Distributions made to one participant.
As of December 31, 2018 and 2017 the carrying value of the DCP liability was $10.6 million and $19.3 million, respectively.
AIM Incentive Awards—Effective January 15, 2015, Ashford Inc. established an incentive awards program (“AIM Incentive Awards”) for certain employees involved in the success of AIM. The awards are intended to be a cash bonus program. The awards are deemed to be invested as of the investment date for the applicable annual award period and adjusted for deemed returns on the applicable fund (“Deemed Return”), based on a return multiplier between 100% and 300% (“Return Multiplier”), as elected quarterly by the recipient. The awards are subject to vesting and may be forfeited upon termination of employment prior to the record date for the award period. Award amounts will be measured as of the month end prior to payment and paid out within 45 days of the applicable award vesting date. The AIM Incentive Awards obligation is carried in “accrued expenses” at the amortized fair value as of the end of the period with the related expense reflected as “salaries and benefits” in our consolidated statements of operations. As of December 31, 2018 and 2017, the carrying value of the AIM Incentive Awards liability was $121,000 and $487,000, respectively. For the years ended December 31, 2018, 2017 and 2016, we recorded salaries and benefits expense of $77,000, $200,000, and $(25,000) respectively, related to the AIM Incentive Awards. During the years ended December 31, 2018, 2017 and 2016 participants were paid distributions of $443,000, $0 and $73,000, respectively. Effective as of January 1, 2017, the value of AIM Incentive Awards are no longer adjusted based on the Deemed Return and are no longer based on a variable Return Multiplier. Instead, the value of the AIM Incentive Awards is fixed for each participant at the value of such participant's award as of the close of business on December 31, 2016.
401(k) Plan—Ashford LLC sponsors a 401(k) Plan. It is a qualified defined contribution retirement plan that covers employees 21 years of age or older who have completed one year of service and work a minimum of 1,000 hours annually. The 401(k) Plan allows eligible employees to contribute, subject to Internal Revenue Service imposed limitations, to various investment funds. The Company makes matching cash contributions equal to 50% of up to the first 6% of an employee’s eligible compensation contributed to the 401(k) Plan. Participant contributions vest immediately, whereas company matches vest 25% annually. Our consolidated subsidiaries also sponsor qualified defined contributions. These 401(k) Plans cover employees 18 to 21 years of age or older with 0 to 1 year of service and offer company matches in discretionary amounts varying from 0% up to 100% of the first 3% of an employee’s eligible compensation and 50% of the next 2% of an employee’s eligible compensation contributed to the 401(k) Plan, with vesting periods varying from 0 to 6 years. Participant contributions vest immediately. For the years ended December 31, 2018, 2017 and 2016, “salaries and benefits” expense on our consolidated statements of operations included matching expense of $446,000, $304,000, and $341,000, respectively.